Purchase price allocation (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of assets acquired and liabilities assumed:

(in thousands of US dollars)
Consideration
Cancellation of demand note	$140,000
Seller's credit note	47,000
Working capital adjustment	7,160
		$194,160

Assets acquired
Cash and cash equivalents	7,695
Amounts due from affiliates	4,101
Inventory	1,038
Prepaid expenses and other receivables	199
Vessel	355,700
Intangibles: Above market time charter	11,000
Intangibles: Option for time charter extension	8,000
Other long term assets	86
Total assets excluding goodwill		387,819
Liabilities assumed
Trade payables	(311)
Amounts due from owners and affiliates	(773)
Accrued liabilities and other payables	(4,304)
Total long term debt	(184,698)
Derivative instruments	(3,824)
Total liabilities assumed		(193,910)
Total identifiable net assets		193,909
Goodwill		251
Total consideration		$194,160

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]
Periods prior to that date reflect only costs incurred during the construction and pre-contract period of operations and would not be indicative of the results that the Partnership will experience going forward.

	Years ended
Unaudited pro forma information	December 31,
(in thousands of U.S. dollars)	2015	2014
Total revenues	$78,483	$75,855
Net income (loss)	$32,592	$(9,179)